Stock-Based Compensation (Notes)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Stock-Based Compensation
Caesars Entertainment Stock-Based Compensation Plans
We have maintained long-term incentive plans for management, other personnel, and key service providers. The plans allow for granting stock-based compensation awards, based on CEC common stock (NASDAQ symbol “CZR”), including time-based and performance-based stock options, restricted stock units (“RSUs”), restricted stock awards, stock grants, or a combination of awards.
Prior Performance Incentive Plans
Upon the adoption of the Caesars Entertainment Corporation 2012 Performance Incentive Plan, as amended, (the “2012 Incentive Plan”) options may no longer be granted under the Harrah’s Entertainment, Inc. Management Equity Incentive Plan, as amended, (the “2008 Incentive Plan”). There was an immaterial number of options outstanding under the 2008 Incentive Plan at December 31, 2017.
The 2012 Incentive Plan allowed for the granting of equity based awards for directors, employees, officers and consultants or advisers who rendered services to Caesars Entertainment or its subsidiaries. The 2012 Incentive Plan provided for a one-time stock option exchange program to permit Caesars Entertainment to cancel certain stock options held by certain of its employees, service providers and directors in exchange for new, replacement options to purchase an equal number of shares of our common stock (the “Replacement Options”).
All Replacement Options have vested as of December 31, 2017 except those subject to vesting if funds affiliated with the Sponsors achieve at least a 1.5X return, which will vest on the date that Caesars Entertainment’s 30-day trailing average closing common stock price equals or exceeds $35.00 per share.
In July 2017, Caesars Entertainment Corporation adopted the Caesars Entertainment Corporation 2017 Performance Incentive Plan, (the “2017 Incentive Plan”) upon approval of the Company’s stockholders and, upon adoption, awards may no longer be granted under the 2012 Incentive Plan. As of December 31, 2017, there were approximately 9 million options outstanding under the 2012 Incentive Plan, which will expire between years 2022 and 2025. As of December 31, 2017, there were approximately 5 million RSUs outstanding under the 2012 Incentive Plan.
2017 Performance Incentive Plan
We adopted the 2017 Incentive Plan in July 2017, which allows for the granting of equity based awards for directors, employees, officers and consultants or advisers who rendered services to Caesars Entertainment or its subsidiaries. Under the 2017 Incentive Plan, a total of 25 million shares of our common stock have been authorized for issuance. No options have been granted under the 2017 plan to date. RSUs granted under the 2017 Incentive Plan generally vest ratably over four years. The number of unissued common shares reserved for future grants under the plan is 13 million as of December 31, 2017.
On March 14, 2017, we modified certain vested and unvested stock options held by employees with exercise prices above the then-current market price of CEC’s common stock to have an exercise price of $9.45 resulting in incremental compensation cost of $1 million. Vesting terms of the unvested awards remained unchanged.
Caesars Entertainment Stock Option Activity

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2016	9,820,168	$11.69	6.2	$2
Assumed (1)	897,204	5.67
Exercised	(1,249,640)	6.51
Forfeited	(112,917)	9.47
Expired	(126,925)	10.58
Outstanding as of December 31, 2017	9,227,890	10.36	3.9	35
Vested and expected to vest as of December 31, 2017	9,227,890	10.36	3.9	35
Exercisable as of December 31, 2017	7,698,080	8.97	3.7	31
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(1)	CAC grants that were converted to CEC grants at the Exchange Ratio.
Caesars Entertainment Stock Option Grants and Exercises

	Years Ended December 31,
(Dollars in millions, except per share data)	2017	2016	2015
Options Granted:
Number of options granted	—	—	1,844,332
Weighted average grant-date fair value per share (1)	$—	$—	$3.38
Weighted average exercise price per share (1)	$—	$—	$10.04

Option Exercises:
Number of options exercised	1,249,640	11,101	58,700
Cash received for options exercised (2)	$8	$—	$—
Aggregate intrinsic value of options exercised (2)	$7	$—	$—

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(1)
Represents the weighted-average grant date fair value per option, using the Monte Carlo simulation option-pricing model for performance-based options, and the Black-Scholes option-pricing model for time-based options.

(2)	2016 and 2015 amounts are immaterial.
Caesars Entertainment Assumptions Used to Estimate Option Values

2015
Expected volatility	42.0%
Expected dividend yield	—%
Expected term (in years)	5.7
Risk-free interest rate	1.6%

We utilized historical optionee behavioral data to estimate the option exercise and termination rates used in the option-pricing models. The expected term of the options represents the period of time the options were expected to be outstanding based on historical trends and/or derived from a numerical pricing model, such as the Monte Carlo simulation model. Expected volatility was based on the historical volatility of the common stock of Caesars Entertainment and its competitor peer group for a period approximating the expected life. We do not expect to pay dividends on common stock. The risk-free interest rate within the expected term was based on the U.S. Treasury yield curve in effect at the time of grant.
Caesars Entertainment Restricted Stock Unit Activity
During the year ended December 31, 2017, we granted restricted stock units to employees of Caesars Entertainment with an aggregate fair value of $153 million. Each restricted stock unit represents the right to receive payment in respect of one share of the Caesars Entertainment’s common stock. The following table summarizes the activity of Caesars Entertainment’s RSUs during the year ended December 31, 2017.

	Units	Wtd Avg Fair Value
Outstanding as of December 31, 2016	8,447,922	$7.95
Granted	11,955,390	12.78
Assumed (1)	379,109	11.50
Vested	(2,898,737)	8.71
Forfeited	(609,025)	8.71
Outstanding as of December 31, 2017	17,274,659	11.22
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(1)	CAC grants that were converted to CEC grants at the Exchange Ratio.
The fair value of RSUs vested during the years ended December 31, 2017, 2016, and 2015, was $29 million, $23 million, and $8 million, respectively.
Unrecognized Compensation Cost
As of December 31, 2017, there was $167 million of total unrecognized compensation cost related to Caesars Entertainment stock-based compensation plans, which is expected to be recognized over a remaining weighted-average period of 3.4 years.
CIE Stock-Based Compensation Plan
Historically, CIE granted stock-based compensation awards in CIE common stock to its employees, directors, service providers and consultants in accordance with the Caesars Interactive Entertainment, Inc. Amended and Restated Management Equity Incentive Plan. These awards were classified as liability-based instruments and were re-measured at their fair value at each reporting date.
As described in Note 18, in September 2016, CIE sold its SMG Business, which represented the majority of CIE’s operations, and the SMG Business has been presented as discontinued operations. Upon the closing of the SMG Business sale, all outstanding CIE stock-based compensation awards were deemed fully vested and were subsequently paid in cash in connection with the closing of the SMG Business sale. The portion of CIE’s stock-based compensation expense directly identifiable with employees of the SMG Business was reclassified to discontinued operations for all periods presented in the Statements of Operations (see Note 18). The portion of CIE’s stock-based compensation expense not directly identifiable with employees of the SMG Business was included in Property, general, administrative, and other in the Statements of Operations.
CIE Stock Option Grants and Exercises

	Years Ended December 31,
(Dollars in millions, except per share data)	2016	2015
Options Granted:
Number of options granted	377	10,350
Weighted average grant-date fair value per share (1)	$5,404.93	$4,670.27
Weighted average exercise price per share	$19,166.18	$15,352.49

Option Exercises:
Number of options exercised	909	1,984
Cash received for options exercised	$2	$5
Aggregate intrinsic value of options exercised	$13	$21

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(1)
Represents the weighted-average grant date fair value per option, using the Monte Carlo simulation option-pricing model for performance-based options, and the Black-Scholes option-pricing model for time-based options.

Assumptions Used to Estimate CIE Option Value

Years Ended December 31,
	2016	2015
Expected range of volatility	40.5% - 44.6%	42.9% - 49.4%
Expected dividend yield	—%	—%
Expected range of term (in years)	0.8 - 4.2	1.5 - 4.7
Risk-free interest rate range	0.5% - 1.2%	0.7% - 1.7%

CAC Equity-Based Compensation Plan
In April 2014, the CAC Board of Directors approved the CAC Equity-Based Compensation Plan (the “CAC Equity Plan”) which allowed CEC to grant CAC stock-based instruments. In May 2014, CEC granted awards under the CAC Equity Plan which fully vested in October 2016. Stock-based compensation expense related to these awards totaled $2 million and $12 million, respectively, in 2016 and 2015.
CAC Stock-Based Compensation Plans
CAC Performance Incentive Plan
Historically, CAC granted stock-based compensation awards to its officers, employees, directors, individual consultants and advisers of CAC and its subsidiaries in accordance with the Caesars Acquisition Company 2014 Performance Incentive Plan (the “CAC 2014 Incentive Plan”). As described Note 1, in connection with the CAC Merger, all outstanding awards issued and outstanding under the CAC 2014 Incentive Plan were canceled and exchanged for an equivalent number of CEC awards based on the Exchange Ratio.
Caesars Acquisition Company Stock Option Activity

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2016	1,002,500	$9.43	7.8	$4
Exercised	(450,375)	9.68
Canceled concurrent with the CAC Merger (1)	(552,125)	9.22
Outstanding as of December 31, 2017	—	—	—	—
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(1)	CAC stock option grants were canceled and CEC assumed the stock option grants as a result of the CAC Merger.
Caesars Acquisition Company Stock Option Grants and Exercises

	Years Ended December 31,
(Dollars in millions, except per share data)	2017	2016	2015
Options Granted:
Number of options granted	—	—	20,000
Weighted average grant-date fair value per share	$—	$—	$3.10
Weighted average exercise price per share	$—	$—	$7.73

Option Exercises:
Number of options exercised	450,375	417,500	—
Cash received for options exercised	$4	$4	$—
Aggregate intrinsic value of options exercised	$2	$1	$—

There were no stock option valuations required during the years ended December 31, 2017 and 2016. Valuation assumptions for CAC’s stock options used in the Black-Scholes model to estimate fair value were as follows:
Caesars Acquisition Company Assumptions Used to Estimate Option Values

Year Ended December 31, 2015
Expected volatility	39.9% - 45.7%
Expected dividend yield	—%
Expected term (in years)	5.8 - 9.4
Risk-free interest rate	1.8% - 2.3%

Caesars Acquisition Company Restricted Stock Unit Activity

	Units	Wtd Avg Fair Value
Outstanding as of December 31, 2016	493,061	$11.82
Vested	(259,765)	12.62
Canceled concurrent with the CAC Merger (1)	(233,296)	10.92
Outstanding as of December 31, 2017	—	—
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(1)	CAC RSU grants were canceled and CEC assumed the RSU grants as a result of the CAC Merger.
The fair value of RSUs vested during the years ended December 31, 2017, 2016 and 2015 was $5 million, $4 million and $4 million, respectively.
Composition of Stock-Based Compensation Expense (All Plans)

	Years Ended December 31,
(In millions)	2017	2016	2015
Corporate expense	$36	$37	$65
Property, general, administrative, and other	7	195	37
Total stock-based compensation expense	$43	$232	$102